ORDINARY SHARES	12 Months Ended
Sep. 30, 2017
ORDINARY SHARES
17.	ORDINARY SHARES

On August 18, 2015, the Board of Directors approved a share repurchase program which authorized the Company to repurchase up to US$10,000 of its issued and outstanding American Depositary Shares (“ADSs”) during a one-year period from August 18, 2015 to August 17, 2016. On November 11, 2015, the Board of Directors approved an increase to the share repurchase authorization of an additional US$10,000 to a total of US$20,000. On February 24, 2016, the Board of Directors approved to increase the size of the share repurchase program from US$20,000 to US$40,000. During the years ended September 30, 2015, 2016 and 2017, the Company repurchased 1,137,236 shares, 11,326,460 shares and nil shares at total considerations of US$3,333, US$36,760 and nil respectively. Such shares were immediately canceled after the repurchase.